Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from related parties	$ 2,615	$ 14,656	$ 24,454
Ship operating expenses, related party amount	4,916	9,313	11,574
Charter hire expenses, related party amount	37,328	60,885	63,468
Interest expense, related party amount	0	3,395	0
Time charter revenues
Revenue from related parties	$ 2,033	$ 13,281	$ 19,528